Derivative Warrant Liability	12 Months Ended
Dec. 31, 2025
Derivative Warrant Liability [Abstract]
DERIVATIVE WARRANT LIABILITY
NOTE 10:	DERIVATIVE WARRANT LIABILITY

On December 15, 2021, the Company and July 2020 investor amended the terms of the warrant issued in July 2020.

On May 7, 2024, the Company and the July 2020 investor signed an amendment to the warrant issued in July 2020 (“New Warrant”) according to which the amended New Warrant will be exercisable, upon successful completion of an initial public offering, into 307 ordinary shares at an exercise price of $6,525 per share. The amendment further includes a customary down round protection feature for the exercise price. The other material terms of the agreement, including the three-year term of the New Warrant, as amended, from the date of completion of an initial public offering, did not change.

The New Warrant did not meet the US GAAP criteria for equity classification as the number of shares to be issued upon exercise of the New Warrant and the exercise price of the New Warrant were dependent on the per share price in the IPO, as well as on whether the IPO is to be successfully completed. Accordingly, the New Warrant was initially recognized as a liability at fair value, as of December 15, 2021, with a corresponding reduction in additional paid-in capital. The New Warrant was subsequently measured at fair value at each reporting date with changes in fair value recognized as financial income (loss) in the statements of comprehensive loss.

As the exercise price and the number of shares to be issued pursuant to exercise became fixed, the derivative warrant liability was classified to equity on May 7, 2024, the effective date of the amendment.

The following table presents changes in the fair value of the derivative warrant liability recorded in respect of the warrants:

Balance as of January 1, 2023	$398

Changes in fair value	(293)

Balance as of December 31, 2023	$105

Changes in fair value	211

Reclassification to equity	(316)

Balance as of December 31, 2024	$-

As part of the Private Placement (see Note 8a(6)), the Company issued 23,611 Series A Warrants and 2,617 Exchange Warrants.

The Series A Warrants and Exchange Warrants terms did not meet the US GAAP criteria for equity classification as the number of ordinary shares to be issued upon exercise of the warrants and the exercise price of such warrants are subject to certain adjustments and certain anti-dilution protection that depend on the then-current share price, subject to a floor price. Accordingly, The Series A Warrants and Exchange Warrants were initially recognized as a liability at fair value. The Series A Warrants and Exchange Warrants were subsequently measured at fair value at each reporting date with changes in fair value recognized as financial income (loss) in the statements of comprehensive loss.

At initial recognition, the Company recorded an amount of $16,388 thousand as warrant liability.

The fair value of the liability in respect to the warrants at their issuance date was determined by using the Binomical model according to a third-party appraiser valuation.

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the fair value of warrants liability are as follows:

	June 30, 2025	March 31, 2025
Number of warrants	$2,888	$141,667
Volatility	132.40%	121.02%
Interest rate	3.71%	3.89%
Term (years)	2.25	2.5
Fair value	$70	$16,388

The following table presents changes in the fair value of the warrant liability recorded in respect of the warrants:

U.S. dollars in thousands

Balance as of December 31, 2024	$-

Initial recognition	16,388
Exercise into ordinary shares	(11,244)
Changes in fair value	(5,144)

Balance as of December 31, 2025	$-